Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

June 12, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington,	D.C. 20549

Re:	PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the PIMCO Emerging Markets and Infrastructure Bond Fund Administrative Class and Institutional Class Prospectus and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 157, which was filed on June 8, 2009, and (ii) the text of Post-Effective Amendment No. 157 was filed electronically on June 8, 2009.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	J. Stephen King, Jr.
Joshua Ratner
Audrey L. Cheng
Brendan C. Fox